Shareholder Report, Holdings (Details)	Oct. 31, 2024
HSBC Radiant U.S. Smaller Companies Fund - Class I | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
HSBC Radiant U.S. Smaller Companies Fund - Class I | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Gen Digital, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Nutanix, Inc. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Semtech Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - Class I | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
HSBC Radiant U.S. Smaller Companies Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Gen Digital, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Nutanix, Inc. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Semtech Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
HSBC U.S. Government Money Market Fund - Class A Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - Class A Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - Class A Shares | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - Class A Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Government Money Market Fund - I Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - I Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - I Shares | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - I Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Government Money Market Fund - Class P | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - Class P | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - Class P | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - Class P | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Government Money Market Fund - Y Shares | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - Y Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - Y Shares | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - Y Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Government Money Market Fund - Intermediary Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - Intermediary Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - Intermediary Class | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - Intermediary Class | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | U.S. Government and Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
HSBC U.S. Government Money Market Fund - Intermediary Service Class | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
HSBC U.S. Treasury Money Market Fund - Class A Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - I Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Class P | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Y Shares | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Intermediary Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
HSBC U.S. Treasury Money Market Fund - Intermediary Service Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%